Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes
Income Taxes

21. Income Taxes

(i)Income tax expense

	Year Ended December 31,
	2018	2017	2016
	(in US$’000)
Current tax
HK (note (a))	436	572	520
PRC (note (b))	1,293	782	458
Other	235	—	—
Deferred income tax	2,000	1,726	3,353
Income tax expense	3,964	3,080	4,331

Notes:

(a)

The Company, two subsidiaries incorporated in the British Virgin Islands and its Hong Kong subsidiaries are subject to Hong Kong profits tax which has been provided for at the rate of 16.5% on the estimated assessable profits less estimated available tax losses in each entity.

(b)

Taxation in the PRC has been provided for at the applicable rate on the estimated assessable profits less estimated available tax losses, if any, in each entity. Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate is 25%. In addition, the EIT Law provides for, among others, a preferential tax rate of 15% for companies which qualify as HNTE. HMPL and its wholly-owned subsidiary Hutchison MediPharma (Suzhou) Limited qualify as a HNTE up to December 31, 2019 and 2020 respectively.

Pursuant to the EIT law, a 10% withholding tax is levied on dividends paid by PRC companies to their foreign investors. A lower withholding tax rate of 5% is applicable under the China-HK Tax Arrangement if direct foreign investors with at least 25% equity interest in the PRC companies are Hong Kong tax residents, and meet the conditions or requirements pursuant to the relevant PRC tax regulations regarding beneficial ownership. Since the equity holders of the major subsidiaries and equity investees of the Company are Hong Kong incorporated companies and Hong Kong tax residents, and meet the  aforesaid conditions or requirements, the Company has used 5% to provide for deferred tax liabilities on retained earnings which are anticipated to be distributed. As at December 31, 2018 and 2017, the amounts accrued in deferred tax liabilities relating to withholding tax on dividends were determined on the basis that 100% of the distributable reserves of the major subsidiaries and equity investees operating in the PRC will be distributed as dividends.

The reconciliation of the Group’s reported income tax expense to the theoretical tax amount that would arise using the tax rates of the Company against the Group’s loss before income taxes and equity in earnings of equity investees is as follows:

	Year Ended December 31,
	2018	2017	2016
	(in US$’000)
Loss before income taxes and equity in earnings of equity investees	(86,655)	(53,536)	(47,356)
Tax calculated at the statutory tax rate of the Company	(14,298)	(8,833)	(7,814)
Tax effects of:
Different tax rates available in different jurisdictions	1,349	2,531	453
Tax valuation allowance	19,414	11,410	9,886
Preferential tax deduction	(5,800)	(3,347)	(3,205)
Expenses not deductible for tax purposes	1,902	391	688
Utilization of previously unrecognized tax losses	(329)	(387)	(21)
Withholding tax on undistributed earnings of PRC entities	1,983	1,980	3,532
Others	(257)	(665)	812
Income tax expense	3,964	3,080	4,331

(ii)Deferred tax assets and liabilities

The significant components of deferred tax assets and liabilities are as follows:

	December 31,
	2018	2017
	(in US$’000)
Deferred tax assets
Tax losses	48,046	31,028
Others	1,555	1,267
Total deferred tax assets	49,601	32,295
Less: Valuation allowance	(49,021)	(31,662)
Deferred tax assets	580	633
Deferred tax liabilities
Undistributed earnings from PRC entities	4,728	4,332
Others	108	120
Deferred tax liabilities	4,836	4,452

The movements in deferred tax assets and liabilities are as follows:

	2018	2017	2016
	(in US’000)
As at January 1	(3,819)	(4,989)	(3,473)
Utilization of previously recognized withholding tax on undistributed earnings	1,373	3,179	1,526
(Charged)/Credited to the consolidated statements of operations
Withholding tax on undistributed earnings of PRC entities	(1,983)	(1,980)	(3,532)
Deferred tax on amortization of intangible assets	19	18	32
Deferred tax on provision for assets	(36)	236	147
Exchange differences	190	(283)	311
As at December 31	(4,256)	(3,819)	(4,989)

The deferred tax assets and liabilities are offset when there is a legally enforceable right to set off and when the deferred income taxes relate to the same fiscal authority.

The tax losses can be carried forward against future taxable income and will expire in the following years:

	December 31,
	2018	2017
	(in US$’000)
No expiry date	52,866	42,385
2018	—	858
2019	—	4,261
2020	—	36,188
2021	9	50,494
2022	182	65,195
2023	—	—
2024	4,081	—
2025	34,319	—
2026	48,328	—
2027	63,303	—
2028	111,753	—
	314,841	199,381

The Company believes that it is more likely than not that future operations will not generate sufficient taxable income to realize the benefit of the deferred tax assets. The Company’s subsidiaries have had sustained tax losses, which will expire within five years if not utilized in the case of PRC subsidiaries (ten years for HNTEs with effect from January 1, 2018), and which will not be utilized in the case of Hong Kong subsidiaries as they do not generate taxable profits. Accordingly, a valuation allowance has been recorded against the relevant deferred tax assets arising from the tax losses.

The table below summarizes changes in the deferred tax valuation allowance:

	2018	2017	2016
	(in US$’000)
As at January 1	31,662	20,145	11,393
Charged to consolidated statements of operations	19,414	11,410	9,886
Utilization of previously unrecognized tax losses	(329)	(387)	(21)
Write-off of expired tax losses	—	(558)	—
Others	(105)	(89)	(288)
Exchange differences	(1,621)	1,141	(825)
As at December 31	49,021	31,662	20,145

As at December 31, 2018 and 2017, the Group did not have any material unrecognized uncertain tax positions.

(iii)Income tax payable

	2018	2017	2016
	(in US$’000)
As at January 1	979	274	442
Current tax	1,964	1,354	978
Withholding tax upon dividend declaration from PRC entities	1,373	3,179	1,526
Tax paid	(3,752)	(3,836)	(2,664)
Exchange difference	(9)	8	(8)
As at December 31	555	979	274